GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G/A

Exhibit 99.6 - Schedule 5

Client Name:
Client Project Name:	GSMBS 2022-PJ6
Start - End Dates:	1/19/2022 - 2/15/2022
Deal Loan Count:	3

Rating Agency ATR QM Data Fields

Loans in Report:	3

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
XXXX	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	No	No	XXXX	XXXXXX	XXXX	XXXX	XXXX	XXXX	XXXX	(No Data)	No	0
XXXX	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	No	No	XXXX	XXXXXX	XXXX	XXXX	XXXX	XXXX	XXXX	(No Data)	No	0
XXXX	QM: Safe Harbor (APOR)	No	Yes	XXXXXX	XXXXXX	No	No	XXXX	XXXXXX	XXXX	XXXX	XXXX	XXXX	XXXX	(No Data)	No	0

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